Financial instruments - Unrecognised Day One Gains or Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss [abstract]
Beginning balance	$ 1,024	$ 968
Movements	596	56
Ending balance	$ 1,620	$ 1,024